COMMITMENTS AND CONTINGENT LIABILITIES (Lease Commitments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Minimum lease payments under operating leases for its motor vehicles and facilities:
2018	$ 1,183
2019	851
2020	358
2021	178
Total	2,570
Rental expenses for motor vehicles and facility rental expenses	$ 1,292	$ 1,361	$ 1,194